Non-controlling interests - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Profit (loss) allocated to non-controlling interests	$ (17,747)	$ (11,453)
Carrying amount of NCI	63,414	79,940
Non-Material Subsidiaries [member]
Disclosure of subsidiaries [line items]
Profit (loss) allocated to non-controlling interests	84	21
Carrying amount of NCI	$ 1,626	$ 1,289